Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Operating Attributed to Discontinued Operation

Below are data for the operating results attributed to the discontinued operation:

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Revenues from sales	-	-	5,459
Cost of sales	-	-	(5,931)
Gross profit (loss)	-	-	(472)
Sales and marketing expenses	-	-	351
General and administrative expenses	-	-	851
Operating income (loss)	-	-	(1,674)
Finance expenses, net	1,741	1,523	356
Income (loss) before taxes on income	(1,741)	(1,523)	(2,030)
Taxes on income	-	362	-
Income (loss) after taxes on income	(1,741)	(1,885)	(2,030)

Schedule of Net Cash Flows Provided by (Used in) the Discontinued Operation

Below are data for the net cash flows provided by (used in) the discontinued operation:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Net cash provided by discontinued operating activities	292	995	1,917
Net cash provided by (used in) discontinued investing activities	-	-	(1,026)
Net cash used in discontinued financing activities	(292)	(1,015)	(1,375)
Total net cash provided by (used in) discontinued operation	-	(20)	(484)